RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Investment grade
Disclosure of financial assets [line items]
Financial assets	972,729	734,959
Derivatives | Speculative grade
Disclosure of financial assets [line items]
Financial assets	9,274	21,037
Derivatives | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	$ 308,141	$ 328,036